Group assets and liabilities by business type (Tables)	12 Months Ended
Dec. 31, 2021
Analysis of operating segments
Schedule of segment statement of financial position by business type

	31 Dec 2021 $m
	Asia and Africa						Unallo-	Elimination
	Insurance						cated	of intra-group
	With	Unit-			Elimina-		to a	debtors and	Group
	-profits	linked	Other	Eastspring	tions	Total	segment	creditors	total
	note (i)	note (i)	note (i)
Debt securitiesnotes (ii)(iv)
Sovereign debt
Indonesia	414	598	609	11	—	1,632	—	—	1,632
Singapore	3,684	550	1,068	126	—	5,428	—	—	5,428
Thailand	—	—	1,577	3	—	1,580	—	—	1,580
United Kingdom	—	7	—	—	—	7	226	—	233
United States	28,552	47	3,525	—	—	32,124	—	—	32,124
Vietnam	—	20	3,022	—	—	3,042	—	—	3,042
Other (predominantly Asia)	2,030	720	4,001	21	—	6,772	—	—	6,772
Subtotal	34,680	1,942	13,802	161	—	50,585	226	—	50,811
Other government bonds
AAA	1,472	86	246	—	—	1,804	—	—	1,804
AA+ to AA-	45	2	12	—	—	59	—	—	59
A+ to A-	667	119	304	—	—	1,090	—	—	1,090
BBB+ to BBB-	121	16	116	—	—	253	—	—	253
Below BBB- and unrated	204	15	450	—	—	669	—	—	669
Subtotal	2,509	238	1,128	—	—	3,875	—	—	3,875
Corporate bonds
AAA	1,222	236	411	—	—	1,869	—	—	1,869
AA+ to AA-	2,203	359	1,858	—	—	4,420	—	—	4,420
A+ to A-	9,046	675	5,294	—	—	15,015	—	—	15,015
BBB+ to BBB-	9,523	1,711	5,105	—	—	16,339	—	—	16,339
Below BBB- and unrated	4,009	678	1,827	—	—	6,514	—	—	6,514
Subtotal	26,003	3,659	14,495	—	—	44,157	—	—	44,157
Asset-backed securities
AAA	88	6	74	—	—	168	—	—	168
AA+ to AA-	6	1	4	—	—	11	—	—	11
A+ to A-	26	—	17	—	—	43	—	—	43
BBB+ to BBB-	15	—	9	—	—	24	—	—	24
Below BBB- and unrated	2	2	1	—	—	5	—	—	5
Subtotal	137	9	105	—	—	251	—	—	251
Total debt securities	63,329	5,848	29,530	161	—	98,868	226	—	99,094
Loans
Mortgage loans	—	—	150	—	—	150	—	—	150
Policy loans	1,365	—	368	—	—	1,733	—	—	1,733
Other loans	668	—	11	—	—	679	—	—	679
Total loans	2,033	—	529	—	—	2,562	—	—	2,562
Equity securities and holdings in collective investment schemes
Direct equities	10,290	12,812	2,286	84	—	25,472	683	—	26,155
Collective investment schemes	23,950	7,704	3,787	3	—	35,444	2	—	35,446
Total equity securities and holdings in collective investment schemes	34,240	20,516	6,073	87	—	60,916	685	—	61,601
Other financial investmentsnote (iii)	1,561	149	2,318	106	—	4,134	1,088	—	5,222
Total financial investmentsnote (v)	101,163	26,513	38,450	354	—	166,480	1,999	—	168,479
Investment properties	—	—	38	—	—	38	—	—	38
Investments in joint ventures and associates accounted for using the equity method	—	—	1,878	305	—	2,183	—	—	2,183
Cash and cash equivalentsnote (vi)	905	911	1,444	181	—	3,441	3,729	—	7,170
Reinsurers' share of insurance contract liabilitiesnote C3.3	225	—	9,528	—	—	9,753	—	—	9,753
Other assetsnote (vii)	1,184	166	9,191	759	(51)	11,249	3,608	(3,378)	11,479
Total assets	103,477	27,590	60,529	1,599	(51)	193,144	9,336	(3,378)	199,102

Shareholders' equity	—	—	14,289	1,120	—	15,409	1,679	—	17,088
Non-controlling interests	—	—	45	131	—	176	—	—	176
Total equity	—	—	14,334	1,251	—	15,585	1,679	—	17,264

Contract liabilities and unallocated surplus of with-profits funds	94,002	25,651	37,646	—	—	157,299	—	—	157,299
Core structural borrowings	—	—	—	—	—	—	6,127	—	6,127
Operational borrowings	142	—	106	18	—	266	595	—	861
Other liabilitiesnote (viii)	9,333	1,939	8,443	330	(51)	19,994	935	(3,378)	17,551
Total liabilities	103,477	27,590	46,195	348	(51)	177,559	7,657	(3,378)	181,838
Total equity and liabilities	103,477	27,590	60,529	1,599	(51)	193,144	9,336	(3,378)	199,102

	31 Dec 2020 $m
	Asia and Africa							Unallo-	Elimination
	Insurance							cated	of intra-group
	With-	Unit-			Elimina-		US	to a	debtors and	Group
	profits	linked	Other	Eastspring	tions	Total	discont'd	segment	creditors	total
	note (i)	note (i)	note (i)
Debt securitiesnotes (ii)(iv)
Sovereign debt
Indonesia	385	658	564	12	—	1,619	—	—	—	1,619
Singapore	3,939	551	979	117	—	5,586	—	—	—	5,586
Thailand	—	—	1,999	11	—	2,010	—	—	—	2,010
United Kingdom	—	7	—	—	—	7	—	—	—	7
United States	24,396	21	2,551	—	—	26,968	5,126	—	—	32,094
Vietnam	—	11	2,881	—	—	2,892	—	—	—	2,892
Other (predominantly Asia)	1,322	700	3,681	19	—	5,722	30	—	—	5,752
Subtotal	30,042	1,948	12,655	159	—	44,804	5,156	—	—	49,960
Other government bonds
AAA	1,420	96	405	—	—	1,921	377	—	—	2,298
AA+ to AA-	129	2	28	—	—	159	522	—	—	681
A+ to A-	811	131	339	—	—	1,281	188	—	—	1,469
BBB+ to BBB-	452	16	196	—	—	664	3	—	—	667
Below BBB- and unrated	631	9	451	—	—	1,091	–	—	—	1,091
Subtotal	3,443	254	1,419	—	—	5,116	1,090	—	—	6,206
Corporate bonds
AAA	1,228	221	540	—	—	1,989	265	—	—	2,254
AA+ to AA-	1,943	476	1,871	—	—	4,290	869	—	—	5,159
A+ to A-	7,289	695	5,194	1	—	13,179	10,759	—	—	23,938
BBB+ to BBB-	9,005	1,299	4,785	—	—	15,089	12,686	—	—	27,775
Below BBB- and unrated	2,814	849	1,483	2	—	5,148	1,975	—	—	7,123
Subtotal	22,279	3,540	13,873	3	—	39,695	26,554	—	—	66,249
Asset-backed securities
AAA	74	9	24	—	—	107	2,110	—	—	2,217
AA+ to AA-	2	1	–	—	—	3	171	—	—	174
A+ to A-	15	—	16	—	—	31	741	—	—	772
BBB+ to BBB-	12	—	9	—	—	21	163	—	—	184
Below BBB- and unrated	9	2	8	—	—	19	48	—	—	67
Subtotal	112	12	57	—	—	181	3,233	—	—	3,414
Total debt securities	55,876	5,754	28,004	162	—	89,796	36,033	—	—	125,829
Loans
Mortgage loans	—	—	158	—	—	158	7,833	—	—	7,991
Policy loans	1,231	—	351	—	—	1,582	4,507	—	—	6,089
Other loans	492	—	16	—	—	508	–	—	—	508
Total loans	1,723	—	525	—	—	2,248	12,340	—	—	14,588
Equity securities and holdings in collective investment schemes
Direct equities	15,668	13,064	3,325	71	—	32,128	253	—	—	32,381
Collective investment schemes	18,125	7,392	1,638	10	—	27,165	25	2	—	27,192
US separate account assets	—	–	–	–	—	–	219,062	—	—	219,062
Total equity securities and holdings in collective investment schemes	33,793	20,456	4,963	81	—	59,293	219,340	2	—	278,635
Other financial investmentsnote (iii)	1,566	405	2,173	97	—	4,241	4,094	13	—	8,348
Total financial investmentsnote (v)	92,958	26,615	35,665	340	—	155,578	271,807	15	—	427,400
Investment properties	—	—	16	—	—	16	7	—	—	23
Investments in joint ventures and associates accounted for using the equity method	—	—	1,689	273	—	1,962	—	—	—	1,962
Cash and cash equivalentsnote (vi)	1,049	587	1,354	156	—	3,146	1,621	3,251	—	8,018
Reinsurers' share of insurance contract liabilitiesnote C3.3	257	—	11,106	—	—	11,363	35,232	—	—	46,595
Other assetsnote (vii)	1,538	252	9,418	839	(62)	11,985	19,813	3,624	(3,323)	32,099
Total assets	95,802	27,454	59,248	1,608	(62)	184,050	328,480	6,890	(3,323)	516,097

Shareholders' equity	—	—	12,861	1,102	—	13,963	8,511	(1,596)	—	20,878
Non-controlling interests	—	—	34	144	—	178	1,063	—	—	1,241
Total equity	—	—	12,895	1,246	—	14,141	9,574	(1,596)	—	22,119

Contract liabilities and unallocated surplus of with-profits funds	86,410	25,433	38,107	—	—	149,950	296,513	—	—	446,463
Core structural borrowings	—	—	—	—	—	—	250	6,383	—	6,633
Operational borrowings	194	—	105	23	—	322	1,498	624	—	2,444
Other liabilitiesnote (viii)	9,198	2,021	8,141	339	(62)	19,637	20,645	1,479	(3,323)	38,438
Total liabilities	95,802	27,454	46,353	362	(62)	169,909	318,906	8,486	(3,323)	493,978
Total equity and liabilities	95,802	27,454	59,248	1,608	(62)	184,050	328,480	6,890	(3,323)	516,097

Notes

(i)

‘With-profits’ comprises the with-profits assets and liabilities of the Hong Kong, Malaysia and Singapore operations. ‘Other’ includes assets and liabilities of other participating business and other non-linked shareholder-backed business. 'Unit-linked' comprises the assets and liabilities held in the unit-linked funds.

(ii)	Of the Group’s debt securities, the following amounts were held by the consolidated investment funds from continuing operations.

	31 Dec 2021 $m	31 Dec 2020 $m
	Total	Total
Debt securities held by consolidated investment funds from continuing operations	15,076	15,928

(iii)

Other financial investments comprise derivative assets and deposits. For the discontinued US operations, other financial investments in 2020 also included private equity investments in limited partnerships.

(iv)

The credit ratings, information or data contained in this report which are attributed and specifically provided by Standard & Poor's, Moody's and Fitch Solutions and their respective affiliates and suppliers ('Content Providers') is referred to here as the 'Content'. Reproduction of any Content in any form is prohibited except with the prior written permission of the relevant party. The Content Providers do not guarantee the accuracy, adequacy, completeness, timeliness or availability of any Content and are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, or for the results obtained from the use of such Content. The Content Providers expressly disclaim liability for any damages, costs, expenses, legal fees, or losses (including lost income or lost profit and opportunity costs) in connection with any use of the Content. A reference to a particular investment or security, a rating or any observation concerning an investment that is part of the Content is not a recommendation to buy, sell or hold any such investment or security, nor does it address the suitability of an investment or security and should not be relied on as investment advice.

(v)

Of the total financial investments from continuing operations of $168,479 million as at 31 December 2021 (31 December 2020: $155,593 million), $71,524 million (31 December 2020: $66,138 million) are expected to be recovered within one year, including equity securities and holdings in collective investment schemes.

(vi)

Cash and cash equivalents consist of cash at bank and in hand, deposits held at call with banks, treasury bills and other short-term highly liquid investments with less than 90 days maturity from the date of acquisition and are analysed as follows:

	31 Dec 2021 $m	31 Dec 2020 $m
Continuing operations:*
Cash	1,902	2,087
Cash equivalents	5,268	4,310
	7,170	6,397
Discontinued US operations		1,621
Total cash and cash equivalents	7,170	8,018
Analysed as:
Continuing operations:
Held by the Group's holding and non-regulated entities and available for general use	3,729	3,250
Other funds not available for general use by the Group, including funds held for the benefit of
policyholders	3,441	3,147
	7,170	6,397
Discontinued US operations		1,621
Total cash and cash equivalents	7,170	8,018
*

The Group’s cash and cash equivalents from continuing operations are held in the following currencies as at 31 December 2021: USD 46 per cent, GBP 20 per cent, HKD 3 per cent, SGD 3 per cent, MYR 9 per cent and other currencies 19 per cent (31 December 2020: USD 48 per cent, GBP 19 per cent, HKD 4 per cent, SGD 4 per cent, MYR 10 per cent and other currencies 15 per cent).

(vii)	Of total ‘Other assets’ from continuing operations, there are:
-	Property, plant and equipment (PPE) of $478 million at 31 December 2021 (31 December 2020: $584 million). Movements in the PPE including right-of-use assets are provided in note C11; and
-	Accrued investment income and other debtors, which are analysed as follows:

	31 Dec 2021 $m	31 Dec 2020 $m
Continuing operations:
Interest receivable	872	639
Other accrued income	299	410
Total accrued investment income	1,171	1,049
Amounts receivable due from:
Policyholders	686	757
Intermediaries	4	2
Reinsurers	226	920
Other sundry debtors	863	1,237
Total other debtors	1,779	2,916

Discontinued US operations		633
Total accrued investment income and other debtors	2,950	4,598
Analysed as:
Continuing operations:
Expected to be settled within one year	2,761	3,730
Expected to be settled beyond one year	189	235
	2,950	3,965
Discontinued US operations		633
	2,950	4,598

(viii)

Within ’Other liabilities’ from continuing operations are accruals, deferred income and other liabilities of $7,983 million (31 December 2020: $8,445 million), which are analysed as follows (detailed maturity analysis is provided in note C2.3):

	31 Dec 2021 $m	31 Dec 2020 $m
Continuing operations:
Accruals and deferred income	565	616
Creditors arising from direct insurance and reinsurance operations	1,120	1,284
Interest payable	77	74
Funds withheld under reinsurance agreements	1,545	1,019
Other creditors	4,676	5,452
	7,983	8,445
Discontinued US operations		7,063
Total accruals, deferred income and other creditors	7,983	15,508

Schedule of cash and cash equivalents

	31 Dec 2021 $m	31 Dec 2020 $m
Continuing operations:*
Cash	1,902	2,087
Cash equivalents	5,268	4,310
	7,170	6,397
Discontinued US operations		1,621
Total cash and cash equivalents	7,170	8,018
Analysed as:
Continuing operations:
Held by the Group's holding and non-regulated entities and available for general use	3,729	3,250
Other funds not available for general use by the Group, including funds held for the benefit of
policyholders	3,441	3,147
	7,170	6,397
Discontinued US operations		1,621
Total cash and cash equivalents	7,170	8,018
*

The Group’s cash and cash equivalents from continuing operations are held in the following currencies as at 31 December 2021: USD 46 per cent, GBP 20 per cent, HKD 3 per cent, SGD 3 per cent, MYR 9 per cent and other currencies 19 per cent (31 December 2020: USD 48 per cent, GBP 19 per cent, HKD 4 per cent, SGD 4 per cent, MYR 10 per cent and other currencies 15 per cent).

Schedule of accrued investment income and other debtors

	31 Dec 2021 $m	31 Dec 2020 $m
Continuing operations:
Interest receivable	872	639
Other accrued income	299	410
Total accrued investment income	1,171	1,049
Amounts receivable due from:
Policyholders	686	757
Intermediaries	4	2
Reinsurers	226	920
Other sundry debtors	863	1,237
Total other debtors	1,779	2,916

Discontinued US operations		633
Total accrued investment income and other debtors	2,950	4,598
Analysed as:
Continuing operations:
Expected to be settled within one year	2,761	3,730
Expected to be settled beyond one year	189	235
	2,950	3,965
Discontinued US operations		633
	2,950	4,598

Schedule of accruals, deferred income and other liabilities

	31 Dec 2021 $m	31 Dec 2020 $m
Continuing operations:
Accruals and deferred income	565	616
Creditors arising from direct insurance and reinsurance operations	1,120	1,284
Interest payable	77	74
Funds withheld under reinsurance agreements	1,545	1,019
Other creditors	4,676	5,452
	7,983	8,445
Discontinued US operations		7,063
Total accruals, deferred income and other creditors	7,983	15,508

Consolidated investment funds
Analysis of operating segments
Schedule of analysis of securities

	31 Dec 2021 $m	31 Dec 2020 $m
	Total	Total
Debt securities held by consolidated investment funds from continuing operations	15,076	15,928